Operations (Tables)	12 Months Ended
Dec. 31, 2024
Operations
Schedule of the Company's major subsidiaries and major VIEs

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Schedule of total costs and expenses allocated from SINA

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Cost of revenues	$17,255	$12,313	$9,835
Sales and marketing	1,953	—	—
Product development	12,192	6,850	7,042
General and administrative	15,778	17,320	16,280
	$47,178	$36,483	$33,157

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of December 31,
	2023	2024

	(In US$ thousands)
Cash and cash equivalents	$625,486	$678,562
Short-term investments	35,870	94,770
Accounts receivable	426,420	315,354
Prepaid expenses and other current assets	165,557	168,186
Amount due from (to) SINA	12,919	(2,357)
Property and equipment, net	1,721	1,276
Operating lease assets	23,082	20,922
Intangible assets, net	133,920	109,577
Goodwill	166,436	162,223
Long-term investments	266,718	238,142
Other non-current assets	202,695	166,591
Total assets	$2,060,824	$1,953,246

Accounts payable	$118,773	$114,034
Accrued and other liabilities	380,810	389,208
Income taxes payable	31,987	27,439
Deferred revenues	42,254	38,066
Amount due to the subsidiaries of the Group	1,393,967	1,325,148
Operating lease liability	25,791	25,304
Deferred tax liability	29,732	22,558
Other non-current liabilities	3,422	3,069
Total liabilities	2,026,736	1,944,826

Redeemable non-controlling interests	68,728	45,103

Total shareholders’ equity	(34,640)	(36,683)

Total liabilities, redeemable non-controlling interests and shareholders’ equity	$2,060,824	$1,953,246

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Total revenues	$1,540,585	$1,531,675	$1,512,278
Net income (loss)	$(18,356)	$25,343	$8,220

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands)
Net cash provided by (used in) operating activities	$(136,442)	$159,891	$202,668
Net cash provided by (used in) investing activities	$410,164	$88,119	$(75,876)
Net cash provided by (used in) financing activities	$226,938	$(260,289)	$(56,719)